MINERAL PROPERTY INTEREST AND DEFERRED DEVELOPMENT COSTS: (Tables)	Dec. 29, 2022
Recast [Member]
Development Expenses
$

Balance at April 30, 2018	1,145,906

Engineering and consulting	177,820
Metallurgy	263,056
Permitting and environmental	17,684
Interest on Promissory Notes	207,266
Other direct costs	80,678
746,504

Balance at April 30, 2019, 2020, 2021 and 2022	1,892,410